INCOME TAXES (Tables)	12 Months Ended
Dec. 28, 2013
Income Tax Disclosure [Abstract]
Significant Components of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities at the end of each fiscal year were as follows:

(Millions of Dollars)	2013	2012
Deferred tax liabilities:
Depreciation	$74.1	$53.1
Amortization of intangibles	964.4	915.2
Liability on undistributed foreign earnings	418.9	436.9
Discharge of indebtedness	15.5	15.5
Inventories	2.0	22.2
Deferred revenue	19.0	12.4
Other	56.1	67.6
Total deferred tax liabilities	$1,550.0	$1,522.9
Deferred tax assets:
Employee benefit plans	$317.2	$413.0
Doubtful accounts and other customer allowances	14.7	7.0
Accruals	118.6	109.5
Restructuring charges	62.3	32.9
Debt amortization	1.8	31.3
Operating loss, capital loss and tax credit carry forwards	762.0	627.7
Currency and derivatives	33.0	49.1
Other	113.6	89.7
Total deferred tax assets	$1,423.2	$1,360.2
Net Deferred Tax Liabilities before Valuation Allowance	$126.8	$162.7
Valuation allowance	$550.7	$545.2
Net Deferred Tax Liabilities after Valuation Allowance	$677.5	$707.9

Classification of Deferred Taxes
The classification of deferred taxes as of December 28, 2013 and December 29, 2012 is as follows:

(Millions of Dollars)	2013		2012
	Deferred Tax Asset	Deferred Tax Liability	Deferred Tax Asset	Deferred Tax Liability
Current	$(80.2)	$17.9	$(142.3)	$36.6
Non-current	(174.6)	914.4	(132.4)	946.0
Total	$(254.8)	$932.3	$(274.7)	$982.6

Income Tax Expense (Benefit) Attributable to Continuing Operations
Income tax expense (benefit) attributable to continuing operations consisted of the following:

(Millions of Dollars)	2013	2012	2011
Current:
Federal	$84.0	$13.0	$(147.9)
Foreign	124.0	106.8	199.6
State	(3.0)	8.8	9.3
Total current	$205.0	$128.6	$61.0
Deferred:
Federal	$(77.1)	$15.7	$26.8
Foreign	(50.4)	(59.0)	(29.2)
State	(8.2)	(7.1)	(6.3)
Total deferred	(135.7)	(50.4)	(8.7)
Income taxes on continuing operations	$69.3	$78.2	$52.3

Reconciliation of U.S. Federal Statutory Income Tax to Income Taxes on Continuing Operations
The reconciliation of the U.S. federal statutory income tax to the income taxes on continuing operations is as follows:

(Millions of Dollars)	2013	2012	2011
Tax at statutory rate	$205.5	$190.4	$231.3
State income taxes, net of federal benefits	(6.6)	1.5	(2.2)
Difference between foreign and federal income tax	(124.0)	(115.2)	(91.8)
Tax accrual reserve	15.3	48.4	19.4
Audit settlements	0.9	(49.0)	(73.4)
NOL & Valuation Allowance related items	6.8	(2.2)	(2.4)
Foreign dividends and related items	(9.5)	18.9	(10.9)
Merger related costs	3.3	(6.9)	6.4
Change in deferred tax liabilities on undistributed foreign earnings	(19.5)	(17.3)	(26.2)
Statutory income tax rate change	(1.7)	(5.2)	(1.3)
Other-net	(1.2)	14.8	3.4
Income taxes on continuing operations	$69.3	$78.2	$52.3

Components of Earnings from Continuing Operations Before Income Taxes
The components of earnings from continuing operations before income taxes consisted of the following:

(Millions of Dollars)	2013	2012	2011
United States	$292.2	$282.9	$175.7
Foreign	294.4	259.3	483.2
Earnings from continuing operations before income taxes	$586.6	$542.2	$658.9

Activity Related to Unrecognized Tax Benefits
The following table summarizes the activity related to the unrecognized tax benefits:

(Millions of Dollars)	2013	2012	2011
Balance at beginning of year	$207.2	$214.2	$273.1
Additions based on tax positions related to current year	37.1	21.5	46.3
Additions based on tax positions related to prior years	46.9	46.5	26.7
Reductions based on tax positions related to prior years	(13.2)	(69.6)	(96.6)
Settlements	7.7	(1.0)	(22.4)
Statute of limitations expirations	(16.2)	(4.4)	(12.9)
Balance at end of year	$269.5	$207.2	$214.2